Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Movements of Property, Plant and Equipment
The movements of property, plant and equipment for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Buildings	Tele- communications equipment	Office furniture, fixtures, motor vehicles and other equipment	Leasehold improvements	CIP	Total
Cost:
At December 31, 2018	73,876	846,385	20,080	3,916	42,306	986,563
Impact on initial application of IFRS 16 (Note)	—	(461)	—	—	—	(461)

At January 1, 2019	73,876	845,924	20,080	3,916	42,306	986,102
Additions	160	225	369	116	55,565	56,435
Transfer from CIP	1,279	36,871	839	194	(39,183)	—
Transfer to other assets	—	—	—	—	(4,415)	(4,415)
Disposals	(155)	(49,597)	(1,196)	(498)	(12)	(51,458)

End of year	75,160	833,423	20,092	3,728	54,261	986,664

Accumulated depreciation and impairment:
At December 31, 2018	(34,222)	(549,211)	(15,559)	(2,978)	(118)	(602,088)
Impact on initial application of IFRS 16 (Note)	—	118	—	—	—	118

At January 1, 2019	(34,222)	(549,093)	(15,559)	(2,978)	(118)	(601,970)
Charge for the year	(2,744)	(60,598)	(1,226)	(439)	(5)	(65,012)
Disposals	126	45,956	1,127	498	12	47,719

End of year	(36,840)	(563,735)	(15,658)	(2,919)	(111)	(619,263)

Net book value:
End of year	38,320	269,688	4,434	809	54,150	367,401

At January 1, 2019	39,654	296,831	4,521	938	42,188	384,132

At December 31, 2018	39,654	297,174	4,521	938	42,188	384,475

Note:
On the date of transition to IFRS 16, assets previously under finance leases of net book value RMB343 million previously included in “Property, plant and equipment” were adjusted to
“Right-of-use
assets” recognized at January 1, 2019. See Note 2.2(d).

	2020
	Buildings	Tele- communications equipment	Office furniture, fixtures, motor vehicles and other equipment	Leasehold improvements	CIP	Total
Cost:
Beginning of year	75,160	833,423	20,092	3,728	54,261	986,664
Additions	34	767	306	173	67,647	68,927
Transfer from CIP	1,801	64,847	1,142	214	(68,004)	—
Transfer to other assets	—	—	—	—	(5,649)	(5,649)
Disposals	(337)	(57,643)	(1,285)	(414)	(4)	(59,683)

End of year	76,658	841,394	20,255	3,701	48,251	990,259

Accumulated depreciation and impairment:
Beginning of year	(36,840)	(563,735)	(15,658)	(2,919)	(111)	(619,263)
Charge for the year	(2,680)	(58,319)	(1,222)	(403)	—	(62,624)
Disposals	277	53,881	1,239	414	4	55,815

End of year	(39,243)	(568,173)	(15,641)	(2,908)	(107)	(626,072)

Net book value:
End of year	37,415	273,221	4,614	793	48,144	364,187

Beginning of year	38,320	269,688	4,434	809	54,150	367,401